Share-Based Compensation - Summary of Outstanding Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Outstanding PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards	186,130	144,280		0
Granted (shares)	205,110	84,321	[1]	145,670
Forfeited (shares)	(132,696)	(42,471)		(1,390)
Vested (shares)	0	0
Number of awards	258,544	186,130		144,280
Outstanding RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards	172,039	144,280		0
Granted (shares)	130,344	109,037	[1]	145,670
Forfeited (shares)	(73,401)	(40,794)		(1,390)
Vested (shares)	(82,253)	(40,484)
Number of awards	146,729	172,039		144,280

[1]	Granted under the Performance Shares Plan 2023-2027 and the Restricted Shares Plan 2023-2027 for the First Vesting Period